Subsequent Events (Details Narrative) - $ / shares	1 Months Ended		12 Months Ended
	Mar. 17, 2021	Dec. 09, 2020	Dec. 31, 2020	Dec. 31, 2019
Dividends declared per common share		$ 0.19	$ 0.76	$ 0.76
Subsequent Event [Member]
Dividends declared per common share	$ 0.22